Business Segments - Schedule of Capital Expenditures for Property and Equipment Reconciled to Consolidated Amounts (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Capital Expenditure For Property And Equipment Reconciling Item [Line Items]
Total capital expenditures for property and equipment	$ 26	$ 12	$ 12
Operating segments
Segment Reporting Capital Expenditure For Property And Equipment Reconciling Item [Line Items]
Total capital expenditures for property and equipment	20	11	11
Operating segments | Real estate sales and financing
Segment Reporting Capital Expenditure For Property And Equipment Reconciling Item [Line Items]
Total capital expenditures for property and equipment	19	10	10
Operating segments | Resort operations and club management
Segment Reporting Capital Expenditure For Property And Equipment Reconciling Item [Line Items]
Total capital expenditures for property and equipment	1	1	1
Corporate
Segment Reporting Capital Expenditure For Property And Equipment Reconciling Item [Line Items]
Total capital expenditures for property and equipment	$ 6	$ 1	$ 1